UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: May 16, 2015 to June 17, 2015

Commission File Number of issuing entity: 333-190246-12

JPMBB Commercial Mortgage Securities Trust 2015-C27

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190246

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association

Barclays Bank PLC

Starwood Mortgage Funding II LLC

Redwood Commercial Mortgage Corporation

RAIT Funding, LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3952111

38-3952112

38-7127951

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3A1			X
A‑4			X
A‑SB			X
A‑S			X
B			X
C			X
EC			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On June 17, 2015 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C27.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

Midland Loan Services, a Division of PNC Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2015-C27, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance

Prior Distribution Date:	5/15/2015	$19,067.94
Current Distribution Date:	6/17/2015	$26,675.54

REO Account Beginning and Ending Balance

Prior Distribution Date:	5/15/2015	$0.00
Current Distribution Date:	6/17/2015	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2015-C27, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance

Prior Distribution Date:	5/15/2015	$3,746.03
Current Distribution Date:	6/17/2015	$3,863.80

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2015-C27 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 16, 2015 to June 17, 2015. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a “Rule 15Ga-1 Form ABS-15G”) on May 7, 2015. The CIK number for the Depositor is 0001013611. JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2015. The CIK number for JPMorgan Chase Bank, National Association is 0000835271. Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on May 14, 2015. The CIK number for Barclays Bank PLC is 0000312070. Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC, filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2015. The CIK number for Starwood Mortgage Capital LLC is 0001548405. Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 4, 2015. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746. RAIT Funding, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2015. The CIK number for RAIT Funding, LLC is 0001587045.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Club Row Building (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on February 25, 2015 pursuant to Rule 424(b)(5) (the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income (“NOI”) of the significant obligor was $2,887,861 for the period from January 1, 2015 to March 31, 2015.  This is a correction of the NOI previously provided to the registrant by Midland Loan Services, a Division of PNC Bank, N.A., in its capacity as Master Servicer (“Midland”), and reported in Item 6 of the Report on Form 10-D filed by the issuing entity on May 29, 2015.  Please note that the monthly report attached hereto as Exhibit 99.1 indicates that the most recent NOI of the significant obligor was $11,551,442.68 for the period from January 1, 2015 to March 31, 2015.  Midland has informed the registrant that the NOI in the monthly report is an annualized figure, whereas the NOI provided above is solely for the period from January 1, 2015 to March 31, 2015.  Going forward, Midland will provide the updated NOI on an annualized basis in the monthly reports and the registrant will report such annualized NOI in this Item 6.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C27, relating to the June 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: July 2, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C27, relating to the June 17, 2015 distribution.